Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Executive Compensation Analysis Timeline

While the Compensation Committee does not follow a strict calendar for establishing the parameters of executive compensation each year, it generally follows the following timeline. During and leading up to the October Compensation Committee meeting, the Committee, CEO, CFO, Chief People Officer, and the Director of Total Rewards review the Company’s peer group (if applicable), evaluate expected performance and vesting of outstanding equity grants, and review the projections for the then-current fiscal year bonus payouts.

Then, at its December meeting, the Committee reviews benchmarking data, has preliminary discussions about the following year’s LTE Award recommendations and bonus scale, and tentatively establishes an aggregate pool for the following year’s Executive Officer LTE Awards.

Next, in February, the Committee meets to review management’s report on Executive Officer performance and compensation; evaluates the status of the vesting criteria of any outstanding performance-based LTE Awards; reviews and approves the achievement of the previous year’s Executive Officer bonus targets; establishes the total compensation targets for Executive Officers for the then-current fiscal year; reviews and approves the bonus scale for the then-current fiscal year; and reviews and recommends approval of the LTE Awards to be awarded in the current fiscal year, including performance criteria – all subject to final approval by the full Board.

LTE Awards are generally granted on March 1, bonuses are typically paid in early March, and merit increases are generally effective in March. Merit increases, bonus awards, equity awards, and other compensation changes may occur at other times during the year on occasion.

The Company does not schedule equity award grants in anticipation of the release of material non-public information, nor does it time the release of material non-public information based on equity grant dates.

Award Timing Method	LTE Awards are generally granted on March 1, bonuses are typically paid in early March, and merit increases are generally effective in March. Merit increases, bonus awards, equity awards, and other compensation changes may occur at other times during the year on occasion.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule equity award grants in anticipation of the release of material non-public information, nor does it time the release of material non-public information based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false